Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 12,723	$ 153	₨ 7,390
Pre-shipment credit [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	2,500		0
Other working capital borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 10,223		₨ 7,390